Shares, equity and appropriation of profit (Tables)	12 Months Ended
Dec. 31, 2018
Shares, equity and appropriation of profit
Schedule of number of shares

Number of shares

	A shares	B shares	C shares	Total
As of January 1, 2016	20,260,910	428,923,429	1,899,000	451,083,339
New share issue	2,532,613	53,284,060	—	55,816,673
As of December 31, 2016	22,793,523	482,207,489	1,899,000	506,900,012
As of December 31, 2017	22,793,523	482,207,489	1,899,000	506,900,012
Reclassification of A shares to B shares	-145,831	145,831	—	—
New share issue	—	183,441,585	—	183,441,585
Total number of shares as of December 31, 2018	22,647,692	665,794,905	1,899,000	690,341,597

	2018	2017	2016
Total number of shares	690,341,597	506,900,012	506,900,012
Number of treasury shares	(3,338,529)	(4,144,459)	(4,549,947)
Number of outstanding shares	687,003,068	502,755,553	502,350,065
Number of shares, weighted average	531,098,522	502,614,759	452,146,472
Number of shares after dilution	690,115,713	505,931,001	505,041,442
Number of shares after dilution, weighted average	534,505,915	505,637,139	454,887,620

Schedule of number of treasury shares

	B shares	C shares	Total
As of January 1, 2016	2,995,972	1,899,000	4,894,972
Delivery of own shares under LTI program	(345,025)	—	(345,025)
As of December 31, 2016	2,650,947	1,899,000	4,549,947
Delivery of own shares under LTI program	(405,488)	—	(405,488)
As of December 31, 2017	2,245,459	1,899,000	4,144,459
Delivery of own shares under LTI program	(449,039)	—	(449,039)
Delivery of own shares under LTI program, early vesting	(356,891)	—	(356,891)
Total number of treasury shares as of December 31, 2018	1,439,529	1,899,000	3,338,529

Schedule of outstanding share rights

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Incentive program 2018-2021	1,482,420
Incentive program 2017-2020	1,050,018	1,373,574
Incentive program 2016-2019	801,040	1,065,265	1,195,370
Incentive program 2015-2018	—	736,609	837,616
Incentive program 2014-2017	—	—	668,560
Total number of outstanding share rights	3,333,478	3,175,448	2,701,546
of which will be settled in cash	220,833	—	10,169

Schedule of number of shares after dilution

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Number of shares	690,341,597	506,900,012	506,900,012
Number of treasury shares	(3,338,529)	(4,144,459)	(4,549,947)
Number of outstanding shares, basic	687,003,068	502,755,553	502,350,065
Number of outstanding share rights	3,333,478	3,175,448	2,701,546
Excluding share rights to be settled in cash	(220,833)	—	(10,169)
Total number of shares after dilution	690,115,713	505,931,001	505,041,442

Schedule of earnings per share

	Earnings per share			Earnings per share, after dilution
	2018	2017	2016	2018	2017	2016
Net profit/loss attributable to equity holders of the parent company	853	192	(2,269)	853	192	(2,269)

Weighted average number of outstanding shares	531,098,522	502,614,759	452,146,472	531,098,522	502,614,759	452,146,472
Incentive program 2018-2021				829,239
Incentive program 2017-2020				1,327,443	909,312
Incentive program 2016-2019				1,023,804	1,125,670	804,813
Incentive program 2015-2018				226,907	783,348	970,707
Incentive program 2014-2017				—	204,050	777,542
Incentive program 2013-2016				—	—	188,086
Weighted average number of share rights				3,407,393	3,022,380	2,741,148
Weighted average number of outstanding shares after dilution				534,505,915	505,637,139	454,887,620
EARNINGS PER SHARE*), SEK	1.61	0.38	(5.02)	1.59	0.37	(5.02)

*)   When reporting a loss, earnings per share after dilution is calculated based on weighted average number of shares as the weighted average number of outstanding shares after dilution is anti-dilutive.